Shareholder Report, Line Graph (Details) 74200166900_Putnam Large Cap Growth Fund_Class R5_TSR Annual {Class R5} - USD ($)											12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2026
Class R5
Account Value [Line Items]
Line Graph and Table Measure Name											Class R5
Accumulated Value	$ 46,732	$ 38,383	$ 29,967	$ 25,559	$ 29,974	$ 23,089	$ 17,404	$ 15,173	$ 12,113	$ 10,000	$ 49,576
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	32,551	28,138	23,240	20,631	22,268	16,052	14,470	13,517	11,614	10,000	$ 38,932
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Growth Index
Accumulated Value	$ 46,285	$ 37,403	$ 29,466	$ 25,118	$ 28,520	$ 20,867	$ 16,071	$ 14,502	$ 11,805	$ 10,000	$ 50,001